2. Summary of Significant Accounting Policies: (m) Earnings/(Losses) Per Share (Policies)	12 Months Ended
Mar. 31, 2018
Policies
(m) Earnings/(Losses) Per Share

(m) Earnings/(Losses) Per Share

Basic losses per share is computed by dividing the earnings for the year by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution of securities by including other potential common stock, including stock options and warrants, in the weighted average number of common shares outstanding for a period, if dilutive.